AB Corporate Income Shares

Portfolio of Investments

January 31, 2025 (unaudited)

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 95.1%
Industrial – 52.6%
Basic – 1.2%
AngloGold Ashanti Holdings PLC 3.375%, 11/01/2028	$1,705	$1,582,240
Inversiones CMPC SA 3.85%, 01/13/2030(a)	210	194,250
6.125%, 02/26/2034(a)	207	209,143
Suzano Austria GmbH 6.00%, 01/15/2029	253	255,201

		2,240,834

Capital Goods – 6.0%
Boeing Co. (The) 2.196%, 02/04/2026	1,477	1,438,820
3.25%, 02/01/2028	180	170,759
Caterpillar Financial Services Corp. 4.45%, 10/16/2026	1,096	1,096,647
4.60%, 11/15/2027	757	758,794
General Electric Co. 5.875%, 01/14/2038	1,317	1,369,417
John Deere Capital Corp. 4.50%, 01/08/2027	867	869,055
Republic Services, Inc. 3.95%, 05/15/2028	1,200	1,171,344
4.875%, 04/01/2029	725	725,848
RTX Corp. 2.25%, 07/01/2030	318	277,207
5.15%, 02/27/2033	724	718,403
Waste Management, Inc. 4.50%, 03/15/2028	1,084	1,081,322
Westinghouse Air Brake Technologies Corp. 3.45%, 11/15/2026	1,205	1,177,309

		10,854,925

Communications - Media – 4.0%
Discovery Communications LLC 5.30%, 05/15/2049	82	62,152
Meta Platforms, Inc. 5.55%, 08/15/2064	764	741,523
5.75%, 05/15/2063	1,304	1,309,933
Netflix, Inc. 5.375%, 11/15/2029(a)	1,115	1,137,188
Paramount Global 4.20%, 05/19/2032	267	238,022
4.375%, 03/15/2043	1,601	1,185,701
5.85%, 09/01/2043	40	35,129
5.90%, 10/15/2040	310	272,546
Time Warner Cable LLC 6.55%, 05/01/2037	360	352,753
6.75%, 06/15/2039	918	912,850
Warnermedia Holdings, Inc. 4.279%, 03/15/2032	505	446,183
5.141%, 03/15/2052	757	564,677

		7,258,657

	Principal Amount (000)	U.S. $ Value

Communications - Telecommunications – 0.7%
AT&T, Inc. 6.55%, 01/15/2028	$100	$103,793
T-Mobile USA, Inc. 2.625%, 04/15/2026	1,098	1,072,603

		1,176,396

Consumer Cyclical - Automotive – 4.8%
American Honda Finance Corp. Series G 4.90%, 01/10/2034	745	718,664
Aptiv Swiss Holdings Ltd. 5.15%, 09/13/2034	774	733,829
Ford Motor Co. 3.25%, 02/12/2032	1,509	1,262,248
Ford Motor Credit Co. LLC 2.70%, 08/10/2026	489	471,147
4.00%, 11/13/2030	626	566,737
6.05%, 03/05/2031	826	826,033
General Motors Co. 5.15%, 04/01/2038	52	47,528
General Motors Financial Co., Inc. 5.90%, 01/07/2035	521	518,197
Harley-Davidson Financial Services, Inc. 5.95%, 06/11/2029(a)	558	561,861
Hyundai Capital America 5.30%, 03/19/2027(a)	385	388,080
5.65%, 06/26/2026(a)	1,125	1,136,374
5.68%, 06/26/2028(a)	566	576,013
Nissan Motor Acceptance Co. LLC 5.30%, 09/13/2027(a)	302	298,056
Toyota Motor Credit Corp. 4.60%, 01/08/2027	607	609,058

		8,713,825

Consumer Cyclical - Entertainment – 0.3%
Mattel, Inc. 3.375%, 04/01/2026(a)	588	577,081

Consumer Cyclical - Restaurants – 1.2%
McDonald’s Corp. 2.125%, 03/01/2030	209	183,416
3.50%, 03/01/2027	1,435	1,404,320
6.30%, 10/15/2037	622	672,220

		2,259,956

Consumer Cyclical - Retailers – 0.5%
Costco Wholesale Corp. 1.60%, 04/20/2030	586	503,093
Ross Stores, Inc. 4.70%, 04/15/2027	160	158,742
4.80%, 04/15/2030	115	112,795
5.45%, 04/15/2050	175	160,071

		934,701

	Principal Amount (000)	U.S. $ Value

Consumer Non-Cyclical – 11.6%
Altria Group, Inc. 2.45%, 02/04/2032	$1,740	$1,434,021
3.40%, 02/04/2041	939	678,521
Archer-Daniels-Midland Co. 2.50%, 08/11/2026	469	454,968
2.90%, 03/01/2032	1,473	1,276,752
3.25%, 03/27/2030	121	112,030
4.50%, 08/15/2033	476	451,938
Bunge Ltd. Finance Corp. 2.75%, 05/14/2031	1,637	1,429,723
3.25%, 08/15/2026	460	450,276
Cargill, Inc. 3.625%, 04/22/2027(a)	560	549,371
4.375%, 04/22/2052(a)	350	288,428
Cencosud SA 5.95%, 05/28/2031(a)	650	650,878
CVS Health Corp. 2.875%, 06/01/2026	1,468	1,429,656
Eli Lilly & Co. 5.10%, 02/09/2064	892	811,408
5.20%, 08/14/2064	421	390,907
HCA, Inc. 5.25%, 06/15/2026	124	124,374
5.375%, 09/01/2026	1,418	1,424,424
Imperial Brands Finance PLC 5.875%, 07/01/2034(a)	873	870,608
Kraft Heinz Foods Co. 6.50%, 02/09/2040	618	656,470
7.125%, 08/01/2039(a)	1,206	1,351,322
Philip Morris International, Inc. 0.875%, 05/01/2026	767	733,428
5.125%, 02/13/2031	368	369,748
5.25%, 02/13/2034	875	868,744
5.375%, 02/15/2033	960	962,544
6.375%, 05/16/2038	86	92,708
Pilgrim’s Pride Corp. 3.50%, 03/01/2032	1,351	1,172,222
6.25%, 07/01/2033	204	209,080
Sysco Corp. 3.30%, 07/15/2026	1,451	1,422,778
Tyson Foods, Inc. 4.00%, 03/01/2026	529	525,212

		21,192,539

Energy – 7.6%
APA Corp. 6.10%, 02/15/2035(a)	297	295,708
ConocoPhillips Co. 5.30%, 05/15/2053	866	797,352
5.65%, 01/15/2065	720	678,283
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)	384	316,550
4.375%, 01/15/2028	677	661,077
5.75%, 01/15/2031(a)	390	389,797

	Principal Amount (000)	U.S. $ Value

Devon Energy Corp. 5.20%, 09/15/2034	$754	$715,282
Energy Transfer LP 6.10%, 02/15/2042	721	713,141
Series 20Y 5.80%, 06/15/2038	560	554,243
Enterprise Products Operating LLC 2.80%, 01/31/2030	890	808,378
EOG Resources, Inc. 5.65%, 12/01/2054	367	356,592
EQT Corp. 3.125%, 05/15/2026(a)	492	480,620
Kinder Morgan Energy Partners LP 6.50%, 09/01/2039	641	670,531
Occidental Petroleum Corp. 5.375%, 01/01/2032	334	327,651
6.60%, 03/15/2046	877	882,964
6.625%, 09/01/2030	823	862,117
ONEOK Partners LP 6.65%, 10/01/2036	645	683,332
ONEOK, Inc. 5.05%, 11/01/2034	701	671,025
Pioneer Natural Resources Co. 5.10%, 03/29/2026	1,411	1,420,905
Saudi Arabian Oil Co. 5.75%, 07/17/2054(a)	257	240,185
5.875%, 07/17/2064(a)	545	505,586
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00%, 01/15/2028	161	160,507
Var Energi ASA 8.00%, 11/15/2032(a)	640	717,287

		13,909,113

Services – 5.1%
Amazon.com, Inc. 1.50%, 06/03/2030	1,365	1,162,175
3.25%, 05/12/2061	2,087	1,355,965
Booking Holdings, Inc. 3.55%, 03/15/2028	1,151	1,114,962
Expedia Group, Inc. 3.80%, 02/15/2028	1,142	1,108,334
Mastercard, Inc. 2.95%, 06/01/2029	335	312,923
3.35%, 03/26/2030	1,532	1,435,622
4.875%, 05/09/2034	88	86,682
Moody’s Corp. 2.00%, 08/19/2031	693	576,652
S&P Global, Inc. 2.45%, 03/01/2027	1,482	1,420,260
4.25%, 05/01/2029	793	776,387

		9,349,962

Technology – 8.0%
Apple, Inc. 2.85%, 08/05/2061	1,172	704,325
4.10%, 08/08/2062	1,699	1,337,504

	Principal Amount (000)	U.S. $ Value

Applied Materials, Inc. 1.75%, 06/01/2030	$529	$454,210
4.80%, 06/15/2029	467	469,494
Autodesk, Inc. 3.50%, 06/15/2027	1,190	1,156,882
CDW LLC/CDW Finance Corp. 2.67%, 12/01/2026	1,280	1,231,040
3.25%, 02/15/2029	1,116	1,036,820
IBM International Capital Pte Ltd. 4.90%, 02/05/2034	741	720,778
Intuit, Inc. 1.35%, 07/15/2027	1,205	1,117,927
Jabil, Inc. 3.95%, 01/12/2028	584	566,667
Microsoft Corp. 2.40%, 08/08/2026	737	716,202
NXP BV/NXP Funding LLC 5.55%, 12/01/2028	1,124	1,145,030
Oracle Corp. 3.85%, 07/15/2036	1,291	1,099,054
5.50%, 08/03/2035	176	176,021
6.125%, 08/03/2065	454	452,275
SK Hynix, Inc. 2.375%, 01/19/2031(a)	390	330,685
VMware LLC 1.40%, 08/15/2026	1,537	1,461,272
3.90%, 08/21/2027	436	425,810

		14,601,996

Transportation - Airlines – 0.8%
AS Mileage Plan IP Ltd. 5.021%, 10/20/2029(a)	278	272,535
5.308%, 10/20/2031(a)	359	352,233
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)	812	806,501

		1,431,269

Transportation - Services – 0.8%
ENA Master Trust 4.00%, 05/19/2048(a)	370	270,148
TTX Co. 5.50%, 09/25/2026(a)	1,105	1,117,575

		1,387,723

		95,888,977

Financial Institutions – 31.0%
Banking – 24.1%
AIB Group PLC 5.871%, 03/28/2035(a)	778	784,325
Ally Financial, Inc. 6.848%, 01/03/2030	256	267,423
6.992%, 06/13/2029	126	132,155
American Express Co. 5.085%, 01/30/2031	178	178,564

	Principal Amount (000)	U.S. $ Value

Banco Bilbao Vizcaya Argentaria SA 7.883%, 11/15/2034	$200	$221,876
Banco de Credito del Peru SA 3.125%, 07/01/2030(a)	274	269,479
Banco Santander SA 1.722%, 09/14/2027	600	569,892
6.033%, 01/17/2035	200	204,172
6.921%, 08/08/2033	1,000	1,061,770
Bank of America Corp. 3.846%, 03/08/2037	1,605	1,427,375
Series N 1.658%, 03/11/2027	1,368	1,322,555
Bank of Ireland Group PLC 5.601%, 03/20/2030(a)	332	336,107
Bank of Nova Scotia (The) 4.932%, 02/14/2029	545	544,891
Barclays PLC 5.088%, 06/20/2030	490	479,289
6.224%, 05/09/2034	862	888,981
7.119%, 06/27/2034	1,275	1,367,947
BBVA Bancomer SA/Texas 5.875%, 09/13/2034(a)	330	311,437
BPCE SA 5.876%, 01/14/2031(a)	433	439,560
6.293%, 01/14/2036(a)	433	442,665
CaixaBank SA 6.84%, 09/13/2034(a)	390	416,364
Citigroup, Inc. 3.52%, 10/27/2028	1,586	1,529,523
4.542%, 09/19/2030	776	756,553
5.592%, 11/19/2034	757	752,768
Series VAR 3.07%, 02/24/2028	952	918,880
Series W 4.00%, 12/10/2025(b)	368	362,749
Series X 3.875%, 02/18/2026(b)	344	337,175
Cooperatieve Rabobank UA 5.71%, 01/21/2033(a)	610	619,955
Credit Agricole SA 4.00%, 01/10/2033(a)	1,343	1,277,663
Deutsche Bank AG/New York NY 3.729%, 01/14/2032	1,503	1,322,460
5.373%, 01/10/2029	237	237,633
7.079%, 02/10/2034	683	711,133
Fifth Third Bank NA 4.967%, 01/28/2028	352	353,932
Goldman Sachs Group, Inc. (The) 1.542%, 09/10/2027	881	836,236
1.948%, 10/21/2027	340	323,670
HSBC Holdings PLC 2.848%, 06/04/2031	1,555	1,373,827
4.041%, 03/13/2028	650	638,722
4.583%, 06/19/2029	253	248,484
5.13%, 11/19/2028	453	454,110
5.733%, 05/17/2032	1,092	1,108,205

	Principal Amount (000)	U.S. $ Value

Intesa Sanpaolo SpA 6.625%, 06/20/2033(a)	$368	$387,865
7.778%, 06/20/2054(a)	935	1,020,805
JPMorgan Chase & Co. 1.04%, 02/04/2027	1,516	1,461,636
1.578%, 04/22/2027	1,511	1,454,685
4.979%, 07/22/2028	329	330,207
5.04%, 01/23/2028	890	895,509
Lloyds Banking Group PLC 7.50%, 09/27/2025(b)	287	289,993
Morgan Stanley 5.652%, 04/13/2028	1,077	1,095,137
Morgan Stanley Bank NA 4.447%, 10/15/2027	1,100	1,094,214
5.504%, 05/26/2028	1,094	1,108,736
National Bank of Canada 4.95%, 02/01/2028	352	352,862
Nationwide Building Society 2.972%, 02/16/2028(a)	404	387,678
Nordea Bank Abp 6.625%, 03/26/2026(a) (b)	335	337,777
Santander UK Group Holdings PLC 5.694%, 04/15/2031	213	215,277
Societe Generale SA 4.027%, 01/21/2043(a)	200	141,106
5.519%, 01/19/2028(a)	884	886,882
7.367%, 01/10/2053(a)	1,103	1,117,306
Standard Chartered PLC 5.545%, 01/21/2029(a)	508	512,917
Svenska Handelsbanken AB 4.375%, 03/01/2027(a) (b)	400	386,240
Synchrony Bank 5.625%, 08/23/2027	1,122	1,130,987
Synchrony Financial 3.95%, 12/01/2027	376	364,329
5.935%, 08/02/2030	268	271,114
Toronto-Dominion Bank (The) 5.146%, 09/10/2034	381	373,727
5.298%, 01/30/2032	441	441,415
UBS Group AG 1.364%, 01/30/2027(a)	528	510,122
2.746%, 02/11/2033(a)	854	720,264
9.25%, 11/13/2028(a) (b)	273	297,947
Wells Fargo & Co. 5.707%, 04/22/2028	569	578,440

		43,995,682

Brokerage – 0.3%
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(b)	595	579,352

	Principal Amount (000)	U.S. $ Value

Finance – 0.1%
Aircastle Ltd./Aircastle Ireland DAC 5.25%, 03/15/2030(a)	$178	$176,928

Insurance – 2.4%
Allstate Corp. (The) Series B 7.723% (CME Term SOFR 3 Month + 3.20%), 08/15/2053(c)	712	710,042
Athene Global Funding 1.985%, 08/19/2028(a)	292	261,845
2.55%, 11/19/2030(a)	73	62,795
2.717%, 01/07/2029(a)	118	107,437
4.721%, 10/08/2029(a)	708	689,748
5.583%, 01/09/2029(a)	46	46,483
5.684%, 02/23/2026(a)	925	934,565
Cigna Group (The) 7.875%, 05/15/2027	53	56,621
Hartford Financial Services Group, Inc. (The) Series ICON 6.91% (CME Term SOFR 3 Month + 2.39%), 02/12/2047(a) (c)	535	495,239
MetLife, Inc. Series D 5.875%, 03/15/2028(b)	170	170,248
Principal Life Global Funding II 4.80%, 01/09/2028(a)	608	608,061
Prudential Financial, Inc. 5.375%, 05/15/2045	260	259,199

		4,402,283

REITs – 4.1%
Alexandria Real Estate Equities, Inc. 5.50%, 10/01/2035	364	361,780
American Tower Corp. 1.60%, 04/15/2026	567	546,208
Brixmor Operating Partnership LP 2.25%, 04/01/2028	455	417,617
Essential Properties LP 2.95%, 07/15/2031	454	387,598
GLP Capital LP/GLP Financing II, Inc. 4.00%, 01/15/2030	435	407,186
5.375%, 04/15/2026	1,414	1,416,560
Trust Fibra Uno 7.375%, 02/13/2034(a)	358	351,209
VICI Properties LP/VICI Note Co., Inc. 4.125%, 08/15/2030(a)	320	297,149
4.625%, 12/01/2029(a)	1,426	1,371,826
Welltower OP LLC 2.05%, 01/15/2029	403	361,370
2.75%, 01/15/2031	874	768,543
2.75%, 01/15/2032	853	728,786

		7,415,832

		56,570,077

	Principal Amount (000)	U.S. $ Value

Utility – 11.5%
Electric – 11.4%
AEP Texas, Inc. 5.25%, 05/15/2052	$1,193	$1,072,435
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)	190	164,606
Alexander Funding Trust II 7.467%, 07/31/2028(a)	640	677,805
Alfa Desarrollo SpA 4.55%, 09/27/2051(a)	218	160,578
American Electric Power Co., Inc. 6.95%, 12/15/2054	270	275,300
Berkshire Hathaway Energy Co. 5.95%, 05/15/2037	1,245	1,285,413
6.125%, 04/01/2036	1,298	1,360,875
Commonwealth Edison Co. 5.65%, 06/01/2054	762	746,333
Duke Energy Carolinas LLC 5.25%, 03/15/2035	695	691,122
Edison International 5.75%, 06/15/2027	643	626,854
Electricite de France SA 6.00%, 04/22/2064(a)	365	335,968
Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(a)	200	179,650
Enel Chile SA 4.875%, 06/12/2028	62	61,402
Engie Energia Chile SA 6.375%, 04/17/2034(a)	663	670,253
Entergy Louisiana LLC 5.70%, 03/15/2054	778	762,471
5.80%, 03/15/2055	521	515,847
Fells Point Funding Trust 3.046%, 01/31/2027(a)	261	251,408
FirstEnergy Transmission LLC 2.866%, 09/15/2028(a)	1,520	1,416,792
Niagara Energy SAC 5.746%, 10/03/2034(a)	333	321,345
Niagara Mohawk Power Corp. 2.759%, 01/10/2032(a)	556	468,135
4.278%, 12/15/2028(a)	361	350,805
5.29%, 01/17/2034(a)	1,392	1,357,799
Pacific Gas & Electric Co. 3.25%, 06/01/2031	700	610,834
5.80%, 05/15/2034	618	611,832
PECO Energy Co. 5.25%, 09/15/2054	372	348,836
Progress Energy, Inc. 6.00%, 12/01/2039	1,325	1,342,742

	Principal Amount (000)	U.S. $ Value

Public Service Co. of Oklahoma 5.20%, 01/15/2035	$557	$539,973
Public Service Electric & Gas Co. 5.45%, 03/01/2054	483	466,887
Public Service Enterprise Group, Inc. 8.625%, 04/15/2031	248	284,101
Virginia Electric & Power Co. 5.55%, 08/15/2054	884	845,033
Vistra Operations Co. LLC 4.30%, 07/15/2029(a)	761	728,521
6.95%, 10/15/2033(a)	1,297	1,391,033

		20,922,988

Natural Gas – 0.1%
GNL Quintero SA 4.634%, 07/31/2029(a)	106	104,232

		21,027,220

Total Corporates - Investment Grade (cost $174,187,684)		173,486,274

GOVERNMENTS - SOVEREIGN BONDS – 1.0%
Colombia – 0.3%
Colombia Government International Bond 3.125%, 04/15/2031	562	448,094
5.20%, 05/15/2049	200	135,000

		583,094

Mexico – 0.3%
Mexico Government International Bond 4.60%, 01/23/2046	200	145,188
4.75%, 03/08/2044	120	91,080
7.375%, 05/13/2055	347	348,561

		584,829

Qatar – 0.1%
Qatar Government International Bond 4.817%, 03/14/2049(a)	228	207,054

Saudi Arabia – 0.2%
Saudi Government International Bond 5.125%, 01/13/2028(a)	347	349,602

Uruguay – 0.1%
Uruguay Government International Bond 4.375%, 01/23/2031	54	52,511

Total Governments - Sovereign Bonds (cost $2,041,517)		1,777,090

QUASI-SOVEREIGNS – 0.7%
Quasi-Sovereign Bonds – 0.7%
Chile – 0.3%
Empresa de Transporte de Pasajeros Metro SA 3.65%, 05/07/2030(a)	350	321,993
4.70%, 05/07/2050(a)	295	238,212

		560,205

	Principal Amount (000)	U.S. $ Value

Mexico – 0.2%
Comision Federal de Electricidad 3.348%, 02/09/2031(a)	$321	$265,788
Petroleos Mexicanos 6.75%, 09/21/2047	112	76,664
7.69%, 01/23/2050	80	59,680

		402,132

Peru – 0.1%
Corp. Financiera de Desarrollo SA 2.40%, 09/28/2027(a)	250	231,173

Qatar – 0.1%
QatarEnergy 3.125%, 07/12/2041(a)	277	202,481

Total Quasi-Sovereigns (cost $1,706,179)		1,395,991

CORPORATES - NON-INVESTMENT GRADE – 0.4%
Industrial – 0.4%
Consumer Non-Cyclical – 0.4%
CVS Health Corp. 6.75%, 12/10/2054	44	43,517
7.00%, 03/10/2055	624	630,583

Total Corporates - Non-Investment Grade (cost $673,539)		674,100

EMERGING MARKETS - CORPORATE BONDS – 0.0%
Industrial – 0.0%
Energy – 0.0%
Ecopetrol SA 5.875%, 05/28/2045 (cost $22,043)	25	17,497

Total Investments – 97.2% (cost $178,630,962)(d)		177,350,952
Other assets less liabilities – 2.8%		5,039,970

Net Assets – 100.0%		$182,390,922

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	4	March 2025	$445,500	$494
U.S. Long Bond (CBT) Futures	3	March 2025	341,719	277
U.S. T-Note 5 Yr (CBT) Futures	5	March 2025	531,953	1,594
U.S. T-Note 10 Yr (CBT) Futures	28	March 2025	3,047,625	(24,353)
U.S. Ultra Bond (CBT) Futures	135	March 2025	15,993,281	(878,090)
Sold Contracts
U.S. T-Note 2 Yr (CBT) Futures	59	March 2025	12,131,875	(6,803)

				$(906,881)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2025, the aggregate market value of these securities amounted to $42,287,045 or 23.2% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2025.
(d)

As of January 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,579,213 and gross unrealized depreciation of investments was $(3,766,104), resulting in net unrealized depreciation of $(2,186,891).

Glossary:

CBT – Chicago Board of Trade

CME – Chicago Mercantile Exchange

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

AB Corporate Income Shares

January 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$—	$173,486,274	$—	$173,486,274
Governments - Sovereign Bonds	—	1,777,090	—	1,777,090
Quasi-Sovereigns	—	1,395,991	—	1,395,991
Corporates - Non-Investment Grade	—	674,100	—	674,100
Emerging Markets - Corporate Bonds	—	17,497	—	17,497

Total Investments in Securities	—	177,350,952	—	177,350,952
Other Financial Instruments(a):
Assets:
Futures	2,365	—	—	2,365
Liabilities:
Futures	(909,246)	—	—	(909,246)

Total	$(906,881)	$177,350,952	$—	$176,444,071

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.